Significant Accounting Policies - Long-lived assets (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Long-lived assets
Goodwill impairment loss	¥ 10,209
Finite Lived Intangible Assets Impairment	¥ 21,967
Major Accounting and ERP Software
Long-lived assets
Estimated useful lives (in years)	10 years
Other software
Long-lived assets
Estimated useful lives (in years)	3 years
Copy rights
Long-lived assets
Estimated useful lives (in years)	5 years
Computers and equipment
Long-lived assets
Estimated useful lives (in years)	3 years
Vehicle
Long-lived assets
Estimated useful lives (in years)	4 years
Furniture and fixtures
Long-lived assets
Estimated useful lives (in years)	5 years
Minimum | Copy rights
Long-lived assets
Estimated useful lives (in years)	3 years
Maximum | Copy rights
Long-lived assets
Estimated useful lives (in years)	10 years